Related Party Transactions	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Related Party Transactions
NOTE 30. RELATED PARTY TRANSACTIONS
Parent entity
Immutep Limited is the parent entity.
Subsidiaries
Interests in subsidiaries are set out in note 31.
Key management personnel
Disclosures relating to key management personnel are set out in notes 26 and 35.
Transactions with related parties
No transaction occurred with related parties for fiscal year ended June 30, 2026, June 30, 2025 and June 30, 2024, other than the remuneration of Directors and other key management personnel.
Receivable from and payable to related parties
There were no trade receivables from or trade payables due to related parties at the reporting date.
Loans to/from related parties
There were no loans to or from related parties at the reporting date.